Submission	Mar. 04, 2026
Submission [Line Items]
Central Index Key	0002066836
Registrant Name	Conexeu Sciences Inc.
Registration File Number	333-291845
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A